                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21040

Morgan Stanley Biotechnology Fund
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BIOTECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS      AUGUST 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                 VALUE
--------------------                                                                                  ---------------------

                              COMMON STOCKS (96.8%)
                              Biotechnology (72.1%)
             41,750           Alnylam Pharmaceuticals, Inc.*                                                      $396,625
             10,890           Amgen Inc.*                                                                          870,111
              4,700           Amylin Pharmaceuticals, Inc.*                                                        153,925
             24,260           Celgene Corp.*                                                                     1,217,852
             46,500           Encysive Pharmaceuticals, Inc.*                                                      575,670
              8,210           Genentech, Inc.*                                                                     771,247
              8,150           Gen-Probe Inc.*                                                                      370,988
             14,435           Genzyme Corp.*                                                                     1,027,339
             26,930           Gilead Sciences, Inc.*                                                             1,157,990
             24,900           Human Genome Sciences, Inc.*                                                         321,459
             17,115           ImClone Systems, Inc.*                                                               560,003
             97,300           Incyte Corp.*                                                                        716,128
             27,840           MedImmune, Inc.*                                                                     833,251
             13,595           Neurocrine Biosciences, Inc.*                                                        622,651
              7,450           OSI Pharmaceuticals Inc.*                                                            244,360
             37,300           Protein Design Labs, Inc.*                                                           997,402
             36,900           Serono SA (ADR) (Switzerland)                                                        616,968
                                                                                                      ---------------------
                                                                                                                11,453,969
                                                                                                      ---------------------
                              Electronic Equipment/Instruments (1.2%)
              6,860           Thermo Electron Corp.*.                                                              191,394
                                                                                                      ---------------------

                              Investment Trusts/Mutual Funds (4.9%)
             10,200           iShares Nasdaq Biotechnology Index Fund                                              774,384
                                                                                                      ---------------------

                              Medical Specialties (10.2%)
             23,955           Applera Corp. - Applied Biosystems Group                                             515,033
              6,000           Dade Behring Holdings Inc.                                                           219,540
              6,402           Fisher Scientific International, Inc.*                                               412,801
              7,900           Varian Medical Systems, Inc.*                                                        314,578
              3,600           Waters Corp.*                                                                        163,692
                                                                                                      ---------------------
                                                                                                                 1,625,644
                                                                                                      ---------------------
                              Pharmaceuticals: Major (4.9%)
              6,200           Novartis AG (ADR) (Switzerland)                                                      302,250
              1,150           Roche Holding AG (Switzerland)**                                                     159,399
              7,200           Sanofi-Aventis (ADR) (France)                                                        307,872
                                                                                                      ---------------------
                                                                                                                   769,521
                                                                                                      ---------------------
                              Pharmaceuticals: Other (3.5%)
             17,100           Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                   554,724
                                                                                                      ---------------------

                              TOTAL COMMON STOCKS
                                (Cost $11,987,499)                                                              15,369,636
                                                                                                      ---------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------

                              SHORT-TERM INVESTMENT (4.5%)
                              REPURCHASE AGREEMENT
               $714           Joint repurchase agreement account 3.575%
                              due 09/01/05 (dated 8/31/05; proceeds $714,071) (a)
                               (Cost $714,000)                                                                     714,000
                                                                                                      ---------------------

                              TOTAL INVESTMENTS
                                (Cost $12,701,499) (b)                                  101.3%                  16,083,636
                              LIABILITIES IN EXCESS OF OTHER ASSETS                      (1.3)                   (205,098)
                                                                                       ----------     ---------------------
                              NET ASSETS                                                100.0%                 $15,878,538
                                                                                       ==========     =====================

------------------------------
       ADR     American Depositary Receipt.
         *     Non-income producing security.
        **     Security with a total market value equal to $159,399 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
        (a)    Collateralized by federal agency and U.S. Treasury obligations.
        (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $3,719,875 and the aggregate gross unrealized depreciation is $337,738, resulting in net unrealized appreciation of $3,382,137.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Biotechnology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Biotechnology
      Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)  Omitted;

      (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 20, 2005
                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Biotechnology
      Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)  Omitted;

      (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
           registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 20, 2005
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       5